Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	$ 120,564	$ 138,510	$ 175,953
Deferred tax assets and liabilities	(140,361)	(136,575)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	138,474	29,595
Other current and non-current assets	94,177	38,560
Income taxes receivable (payable), current and non- current	10,053	4,614
Accounts payable and accrued liabilities and non- current liabilities	(153,421)	(76,800)
Deferred tax assets and liabilities	(140,360)	(138,759)
Canadian Dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	123,391	22,514
Other current and non-current assets	3,897	1,793
Income taxes receivable (payable), current and non- current	2,045	0
Accounts payable and accrued liabilities and non- current liabilities	(23,387)	(851)
Deferred tax assets and liabilities	23,640	0
Mexican Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	5,222	2,724
Other current and non-current assets	14,215	18,873
Income taxes receivable (payable), current and non- current	7,645	7,240
Accounts payable and accrued liabilities and non- current liabilities	(64,589)	(31,909)
Deferred tax assets and liabilities	(73,938)	(106,383)
Argentine Peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	3,652	2,677
Other current and non-current assets	18,511	15,038
Income taxes receivable (payable), current and non- current	13,737	1,134
Accounts payable and accrued liabilities and non- current liabilities	(16,143)	(18,739)
Deferred tax assets and liabilities	0	0
Bolivian Boliviano | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	3,447	285
Other current and non-current assets	221	532
Income taxes receivable (payable), current and non- current	1,524	(6,068)
Accounts payable and accrued liabilities and non- current liabilities	(8,749)	(12,167)
Deferred tax assets and liabilities	(9,925)	(9,372)
European Euro | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	3	127
Other current and non-current assets	0	0
Income taxes receivable (payable), current and non- current	0	(332)
Accounts payable and accrued liabilities and non- current liabilities	0	0
Deferred tax assets and liabilities	0	0
Peruvian Sol | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	2,406	1,268
Other current and non-current assets	55,851	2,324
Income taxes receivable (payable), current and non- current	(14,660)	2,640
Accounts payable and accrued liabilities and non- current liabilities	(39,884)	(13,134)
Deferred tax assets and liabilities	(80,138)	$ (23,004)
Guatemala quetzal | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and short-term investments	353
Other current and non-current assets	1,482
Income taxes receivable (payable), current and non- current	(238)
Accounts payable and accrued liabilities and non- current liabilities	(669)
Deferred tax assets and liabilities	$ 1